Consolidated statements of profit or loss and total comprehensive income or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss and total comprehensive income
Revenues	$ 326,142	$ 333,662	$ 378,687
Net pool allocation			1,058
Voyage expenses and commissions	(6,863)	(10,443)	(7,308)
Vessel operating costs	(75,333)	(74,798)	(76,742)
Depreciation	(85,493)	(83,058)	(89,309)
General and administrative expenses	(13,362)	(18,960)	(19,401)
Loss on disposal of vessel	(630)
Impairment loss on vessels	(103,977)	(23,923)	(138,848)
Profit from operations	40,484	122,480	48,137
Financial costs	(37,297)	(50,987)	(71,998)
Financial income	43	295	1,887
(Loss)/gain on derivatives	2,496	(14,929)	(12,795)
Total other expenses, net	(34,758)	(65,621)	(82,906)
(Loss)/profit for the year	5,726	56,859	(34,769)
Total comprehensive (loss)/income for the year	$ 5,726	$ 56,859	$ (34,769)
Common units
Earnings per unit, basic and diluted:
Earnings per unit (basic)	$ (0.47)	$ 0.55	$ (1.43)
Earnings per unit (diluted)	(0.47)	0.52	(1.43)
General partner units
Earnings per unit, basic and diluted:
Earnings per unit (basic)	(0.46)	0.55	(1.52)
Earnings per unit (diluted)	$ (0.46)	$ 0.55	$ (1.52)